INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Examination [Line Items]
Deferred tax assets operating loss carryforwards indefinitely	$ 2,874	$ 3,444
Operating loss carry forward expiration date	Expire five years from respective financial years incurring the losses.	Expire five years from respective financial years incurring the losses.
Hong Kong [Member]
Income Tax Examination [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate	16.50%	16.50%	16.50%
China [Member]
Income Tax Examination [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate	25.00%